Other Current Liabilities	12 Months Ended
Dec. 31, 2011
Other Current Liabilities

6. Other Current Liabilities

Components of other current liabilities are as follows:

	As of December 31,
	2010	2011
	$	$
Accrued expenses	941,536	1,316,086
Accrued professional service fees	272,538	352,892
Deferred tax liabilities	32,295	—
Conference fee payable	436,103	77,457
Other payables	858,058	1,274,447
Payables for the purchase of property and equipment	40,825	510,342
Deferred revenues	597,127	981,340
Other tax payable	653,759	550,386

Total	3,832,241	5,062,950

Deferred revenues represent recurring service fees received in advance of providing services and other income received in advance from depository bank. Accrued expense and other payables mainly consist of payables for membership conference meetings.